Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Prepaid Expenses and Other Current Assets

Note 5 – Prepaid Expenses and Other Current Assets

The following is a summary of prepaid expenses and other current assets as at December 31, 2015 and March 31, 2015;

	12/31/2015	3/31/2015
Security deposits	$23,800	$23,793
WHT receivable	185,576	175,692
Staff loan and advances	1,162	1,857
Travel advance	1,202	1,004
Supplier advance	867	12,193
ESC receivable	2,400	2,582
Insurance prepayment	2,255	1,097
Solicitor current account	-	174,261
Other receivables	7,914	6,689
	$225,176	$399,168

Solicitor current account includes cash held by the Company’s attorney on behalf of Duo in respect of proceeds received from first Private Placement Memorandum investors. During the quarter ended June 30, 2015, this entire amount held by the attorney was received in the Company bank account.

Note 6 – Prepaid Expenses and Other Current Assets

The following is a summary of prepaid expenses and other current assets as at the years ending on March 31, 2015 and 2014;

	3/31/2015	3/31/2014
Security deposits	$23,793	$23,680
WHT receivable	175,692	237,722
Staff loan and advances	1,857	1,477
Travel advance	1,004	13,022
Supplier advance	12,193	-
ESC receivable	2,582	7,494
Insurance prepayment	1,097	978
Solicitor current account	174,261	-
Other receivables	6,689	4,186
	$399,168	$288,559

Solicitor current account includes cash held by the Company’s attorney on behalf of Duo in respect of proceeds received from first Private Placement Memorandum investors. Subsequent to the year end, this entire amount held by the attorney was received in the Company bank account on May 14, 2015.

Duo Software (Pvt.) Limited [Member]
Prepaid Expenses and Other Current Assets

Note 5 – Prepaid Expenses and Other Current Assets

The following is a summary of prepaid expenses and other current assets as at March 31, 2014 and 2013;

	03/31/2014	03/31/2013

Security deposits	$23,680	$20,171
WHT receivable	237,722	225,362
Staff loan and advances	1,477	3,468
Travel advance	13,022	14,683
Supplier advance	-	13,974
ESC receivable	7,494	8,938
Prepayment	-	6,135
Insurance prepayment	978	1,102
Other receivables	4,186	1,989
	$288,559	$295,822